OTHER LIABILITIES - Minimum Lease Payments Required (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments obligation	$ 48,532
Imputed interest included in minimum lease payments	(7,363)
Lease obligations	41,169	$ 33,644	$ 30,792
2024
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments obligation	8,197
2025
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments obligation	7,508
2026
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments obligation	7,139
2027
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments obligation	6,369
2028 and thereafter
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments obligation	4,917
2029 and thereafter
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments obligation	$ 14,402